Equity - Additional Information (Details)								3 Months Ended		12 Months Ended
	Mar. 01, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Mar. 16, 2020 USD ($) $ / shares shares	Jan. 09, 2020 USD ($) $ / shares shares	Nov. 04, 2019 USD ($) $ / shares shares	May 31, 2019 USD ($) $ / shares shares	Feb. 15, 2019 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares		Jul. 16, 2021 $ / shares		Nov. 01, 2019 $ / shares shares	May 29, 2019 $ / shares shares	May 07, 2018 $ / shares shares
Stockholders Equity Details [Line Items]
Common stock, shares authorized		730,000,000						730,000,000		730,000,000	155,640,290
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, voting Rights								common stock are entitled to one vote per share		common stock are entitled to one vote per share
Treasury stock, Shares		0								0	90,834
Preferred stock, shares authorized		10,000,000						10,000,000		10,000,000	0
Preferred stock, shares issued		0						0		0	0
Preferred stock, shares outstanding		0						0		0	0
Temporary Equity Shares Issued			13,620,063
Preferred stock, voting rights										Preferred Stock were entitled to vote
Conversion of preferred stock, description								The conversion ratio of each series of Preferred Stock was determined by dividing the Original Issue Price of each series by the Conversion Price of each series. The Original Issue Price per share was $6.27 for Series A and X Preferred Stock (the “Series A and X Original Issue Price”) and $7.53 for Series B Preferred Stock (the “Series B Original Issue Price”), each subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization and other adjustments as set forth in Legacy Celularity’s certificate of incorporation, as amended and restated. As of December 31, 2020 and the Closing Date, the Conversion Price was equal to the Original Issue Price for each series of Preferred Stock. Accordingly, as of December 31, 2020 and the Closing Date, each share of each series of Preferred Stock was convertible into shares of Legacy Celularity common stock on a one-for-one basis.
Dividend accrued on preferred stock, percentage										6.00%
Cash dividends declared or paid | $										$ 0
Gross proceeds from warrants exercised | $								$ 46,485,000
Change in fair value of warrant liabilities | $								$ 20,932,000	$ 36,505,000	$ (13,482,000)	$ 58,686,000
Description of exercisable terms								The Public Warrants became exercisable on August 15, 2021, which is the later of (a) 30 days after the consummation of a Business Combination or (b) 12 months from the effective date of the registration statement relating to GX’s initial public offering.
Warrants outstanding		42,686,195						29,404,809		42,686,195
Warrants
Stockholders Equity Details [Line Items]
Warrants exercisable date										Aug. 15, 2021
Warrants exercisable period after consummation of business combination										30 days
Warrants exercisable period from effective date of registration statement of initial public offering										12 months
Public warrants exercisable for cash										0
Warrant term										5 years
Call price of public warrants | $ / shares		$ 0.01						$ 0.01		$ 0.01
Minimum prior written notice period for redemption								30 days		30 days
Description of call provision										• at any time while the Public Warrants are exercisable, • upon not less than 30 days’ prior written notice of redemption to each Public Warrant holder, and • if, and only if, there is a current registration statement in effect with respect to the issuance of the common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing.
Sponsors [Member]
Stockholders Equity Details [Line Items]
Aggregate number of warrants issued to sponsor as repayment for working capital loans										1,499,999
Legacy Celularity
Stockholders Equity Details [Line Items]
Common stock, shares authorized											155,640,290
Common stock, par value (in Dollars per share) | $ / shares											$ 0.0001
Common stock, voting Rights											common stock entitled the holder to one vote
Percentage of shares required for voting		50.00%
Treasury stock, Shares											90,834
Preferred Stock Convertible Conversion Ratio											1
Warrants outstanding to purchase shares of common stock	13,281,386
Exercise price of warrant | $ / shares		$ 7.53								$ 7.53
Issuance cost of equity | $	$ 15,985,000
Aggregate number of shares issued	13,281,386
Legacy Celularity | Warrants | Series B Preferred Stock Purchase Agreement [Member]
Stockholders Equity Details [Line Items]
Proceeds from the issuance of equity and warrants | $			$ 17,954,000
Minimum | Legacy Celularity
Stockholders Equity Details [Line Items]
Exercise price of warrant | $ / shares	$ 7.53
Minimum | Legacy Celularity | Preferred Stock
Stockholders Equity Details [Line Items]
Percentage of shares required for voting										50.00%
Gross proceeds | $										$ 50,000,000
Conversion price per share of common stock | $ / shares		$ 9.41								$ 9.41
Maximum | Legacy Celularity
Stockholders Equity Details [Line Items]
Exercise price of warrant | $ / shares	$ 3.5
Class A Common Stock
Stockholders Equity Details [Line Items]
Common stock, shares authorized		730,000,000						730,000,000		730,000,000
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001						$ 0.0001		$ 0.0001			0.0001
Warrants outstanding		42,686,195						29,494,809		42,686,195
Class A Common Stock | Dragasac Warrant
Stockholders Equity Details [Line Items]
Exercise price of warrant | $ / shares								$ 6.77
Warrants per share, percentage								80.00%
Class A Common Stock | Legacy Celularity
Stockholders Equity Details [Line Items]
Gross proceeds from warrants exercised | $	$ 46,485,000
Redeemable Convertible Preferred Stock | Legacy Celularity
Stockholders Equity Details [Line Items]
Temporary Equity Shares Authorized											116,526,341
Temporary Equity, Par or Stated Value Per Share | $ / shares											$ 0.0001
Temporary equity, shares undesignated											0
Series B Redeemable Convertible Preferred Stock | Legacy Celularity
Stockholders Equity Details [Line Items]
Share Price | $ / shares		$ 7.53								$ 7.53
Series B Redeemable Convertible Preferred Stock | Legacy Celularity | Dragasac Warrant
Stockholders Equity Details [Line Items]
Warrants outstanding to purchase shares of common stock					6,529,818	3,431,223	6,640,695										16,601,736
Exercise price of warrant | $ / shares					$ 6.77	$ 7.29	$ 7.53										$ 7.53
Gross proceeds from warrants exercised | $					$ 44,178,000	$ 25,000,000	$ 50,000,000
Series B Redeemable Convertible Preferred Stock | Legacy Celularity | Amended and Restated Dragasac Warrant
Stockholders Equity Details [Line Items]
Warrants outstanding to purchase shares of common stock																3,431,223
Exercise price of warrant | $ / shares																$ 7.29
Series B Redeemable Convertible Preferred Stock | Legacy Celularity | Amended Dragasac Warrant
Stockholders Equity Details [Line Items]
Warrants outstanding to purchase shares of common stock															6,529,818
Series B Redeemable Convertible Preferred Stock | Legacy Celularity | Warrants | Series B Preferred Stock Purchase Agreement [Member]
Stockholders Equity Details [Line Items]
Proceeds from the issuance of equity and warrants | $			102,550,000
Series B Redeemable Convertible Preferred Stock | Minimum | Legacy Celularity
Stockholders Equity Details [Line Items]
Number of shares required to be outstanding for voting		5,000,000								5,000,000
Series X Redeemable Convertible Preferred Stock | Legacy Celularity
Stockholders Equity Details [Line Items]
Share Price | $ / shares		$ 6.27								$ 6.27
Series B Redeemable Convertible Preferred Stock | Legacy Celularity | Series B Preferred Stock Purchase Agreement [Member]
Stockholders Equity Details [Line Items]
Proceeds from the issuance of equity and warrants | $			$ 84,596,000
Series B Preferred Stock
Stockholders Equity Details [Line Items]
Exercise price of warrant | $ / shares		$ 7.53								$ 7.53	$ 7.53	[1]	$ 7.53	[1]
Series B Preferred Stock | Dragasac Warrant
Stockholders Equity Details [Line Items]
Exercise price of warrant | $ / shares				$ 6.77
Series B Preferred Stock | Legacy Celularity | Investors [Member]
Stockholders Equity Details [Line Items]
Exercise price of warrant | $ / shares			$ 7.53
Aggregate of shares			13,620,063
Number of warrants issued to the investors			13,281,386
Series B Preferred Stock | Legacy Celularity | Dragasac Warrant
Stockholders Equity Details [Line Items]
Exercise price of warrant | $ / shares															$ 6.77
Aggregate number of shares issued				6,529,818
Warrants per share, percentage				80.00%
Change in fair value of warrant liabilities | $				$ 11,988,000
Series B Preferred Stock | Legacy Celularity | Warrants | Investors [Member]
Stockholders Equity Details [Line Items]
Proceeds from the issuance of equity and warrants | $			$ 102,550,000

[1]	The warrants are exercisable at a price of $7.53 per share on the first to occur of: (a) the 60-month anniversary of the date of issuance of the warrants, (b) the consummation of an agreement for a public exit event, and (c) the consummation of a change of control.